Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of other intangible assets, net
Weighted average remaining useful life (years)	December 31,
		2017	2018
Original amounts:

Customer relationships	8	$19,344	$21,980
Technology	4.9	62,585	71,428
Patent	5.5	1,385	1,280

		83,314	94,688

Accumulated amortization:

Customer relationships		9,889	11,705
Technology		31,543	39,597
Patent		473	566

		41,905	51,868

Other intangible assets, net		$41,409	$42,820

Schedule of other Intangible assets future amortization expense
For the year ended December 31,

2019	$9,840
2020	9,395
2021	8,396
2022	5,668
2023 and thereafter	9,521

$42,820